Annual Fund Operating Expenses - ProShares Morningstar Alternatives Solution ETF - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.07%
Other Expenses	1.01%
Acquired Fund Fees and Expenses	0.73%	[1]
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	1.81%
Fee Waiver/Reimbursement	(0.86%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.95%

[1]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies (such as exchange-traded funds). They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value (“NAV”). “Acquired Fund Fees and Expenses” are not directly borne by the Fund and are not reflected in the Fund’s Financial Statements in the annual report. Therefore, the amounts listed in “Total Annual Fund Operating Expenses” will differ from those presented in the Fund’s Financial Highlights in the Fund’s Prospectus.
[2]	Pursuant to an Expense Limitation Agreement, ProShare Advisors LLC (“ProShare Advisors”) has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse Other Expenses to the extent Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements (including Acquired Fund Fees and Expenses), as a percentage of average daily net assets, exceed 0.95% through September 30, 2022. ProShare Advisors has also agreed to waive Investment Advisory and Management Services Fees through October 31, 2022. Prior to those dates, ProShare Advisors may not terminate these respective arrangements without the approval of the Fund’s Board of Trustees. Expense waivers/reimbursements (but not Investment Advisory and Management Services Fees waived during the term of the Investment Advisory and Management Services Fee waiver) may be recouped by ProShare Advisors within five years of the end of the Expense Limitation Agreement’s contractual period, however, such recoupment will be limited to the lesser of any expense limitation in place at the time of recoupment or the expense limitation in place at the time of waiver or reimbursement.